Rotable spare parts, furniture and equipment, net	12 Months Ended
Dec. 31, 2017
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net

12.  Rotable spare parts, furniture and equipment, net

	Gross value				Accumulated depreciation				Net carrying value
	At December 31, 2017		At December 31, 2016		At December 31, 2017		At December 31, 2016		At December 31, 2017		At December 31, 2016
Leasehold improvements to flight equipment	Ps.	2,382,687	Ps.	1,709,868	Ps.	(1,769,589)	Ps.	(1,386,844)	Ps.	613,098	Ps.	323,024
Pre-delivery payments	2,783,303		1,206,330		—		—		2,783,303		1,206,330
Aircraft parts and rotable spare parts	506,735		393,522		(181,091)		(137,712)		325,644		255,810
Aircraft spare engines	323,410		323,025		(18,132)		(1,337)		305,278		321,688
Construction and improvements in process	193,607		255,374		—		—		193,607		255,374
Standardization	192,808		176,975		(113,407)		(94,864)		79,401		82,111
Constructions and improvements	131,503		120,886		(106,335)		(85,873)		25,168		35,013
Computer equipment	30,113		24,172		(20,790)		(16,972)		9,323		7,200
Workshop tools	20,500		20,500		(18,229)		(15,915)		2,271		4,585
Electric power equipment	15,439		14,818		(9,185)		(7,890)		6,254		6,928
Communications equipment	11,229		9,261		(6,502)		(5,706)		4,727		3,555
Workshop machinery and equipment	8,405		7,240		(4,345)		(3,622)		4,060		3,618
Motorized transport equipment platform	5,587		5,703		(4,701)		(4,346)		886		1,357
Service carts on board	5,403		5,403		(5,021)		(4,645)		382		758
Office furniture and equipment	44,749		36,310		(22,454)		(18,653)		22,295		17,657

Total	Ps.	6,655,478	Ps.	4,309,387	Ps.	(2,279,781)	Ps.	(1,784,379)	Ps.	4,375,697	Ps.	2,525,008

*During the years ended December 31, 2017 and 2016,  the Company capitalized borrowing costs of Ps.193,389 and Ps.95,445, respectively.  The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of Ps.110,274 and Ps.84,936, respectively.

	Aircraft parts and rotable spare parts		Aircraft spare Engines		Constructions and improvements		Standardization		Computer equipment		Office furniture and equipment		Electric power equipment		Workshop Tools		Motorized transport equipment platform		Communications equipment		Workshop machinery and equipment		Service carts on board		Pre-delivery payments		Construction and improvements in process		Leasehold improvements to flight equipment		Total
Net book amount as of December 31, 2015	Ps.	179,947	Ps.	—	Ps.	18,202	Ps.	83,886	Ps.	4,195	Ps.	12,932	Ps.	9,033	Ps.	4,815	Ps.	1,326	Ps.	3,764	Ps.	4,179	Ps.	1,453	Ps.	1,583,835	Ps.	140,926	Ps.	501,157	Ps.	2,549,650

Additions	110,592		323,025		2,218		21,953		740		517		1,467		4,217		505		129		131		36		1,345,081		161,560		226,526		2,198,697
Disposals and transfers	(1,299)		—		—		—		—		(110)		(1,626)		—		(49)		—		—		—		(1,733,093)		(2,132)		—		(1,738,309)
Borrowing costs, net*	—		—		—		—		—		—		—		—		—		—		—		—		10,507		—		—		10,507
Other movements	—		—		32,441		—		4,814		7,877		—		25		46		493		—		—		—		(44,980)		—		716
Depreciation	(33,430)		(1,337)		(17,848)		(23,728)		(2,549)		(3,559)		(1,946)		(4,472)		(471)		(831)		(692)		(731)		—		—		(404,659)		(496,253)

As of December 31, 2016	255,810		321,688		35,013		82,111		7,200		17,657		6,928		4,585		1,357		3,555		3,618		758		1,206,330		255,374		323,024		2,525,008

Cost	393,522		323,025		120,886		176,975		24,172		36,310		14,818		20,500		5,703		9,261		7,240		5,403		1,206,330		255,374		1,709,868		4,309,387
Accumulated depreciation	(137,712)		(1,337)		(85,873)		(94,864)		(16,972)		(18,653)		(7,890)		(15,915)		(4,346)		(5,706)		(3,622)		(4,645)		—		—		(1,386,844)		(1,784,379)

Net book amount as of December 31, 2016	Ps.	255,810	Ps.	321,688	Ps.	35,013	Ps.	82,111	Ps.	7,200	Ps.	17,657	Ps.	6,928	Ps.	4,585	Ps.	1,357	Ps.	3,555	Ps.	3,618	Ps.	758	Ps.	1,206,330	Ps.	255,374	Ps.	323,024	Ps.	2,525,008
Additions	115,173		385		—		15,833		1,845		6,805		—		—		—		—		123		—		1,707,805		206,932		529,331		2,584,232
Disposals and transfers	(930)		—		—		—		—		(15)		—		—		—		—		—		—		(213,947)		(3,555)		(101,224)		(319,671)
Borrowing costs, net*	—		—		—		—		—		—		—		—		—		—		—		—		83,115		—		—		83,115
Other movements	—				10,371		—		4,087		1,649		620		—		—		1,968		1,041		—		—		(265,144)		244,712		(696)
Depreciation	(44,409)		(16,795)		(20,216)		(18,543)		(3,809)		(3,801)		(1,294)		(2,314)		(471)		(796)		(722)		(376)		—		—		(382,745)		(496,291)

As of December 31, 2017	325,644		305,278		25,168		79,401		9,323		22,295		6,254		2,271		886		4,727		4,060		382		2,783,303		193,607		613,098		4,375,697

Cost	506,735		323,410		131,503		192,808		30,113		44,749		15,439		20,500		5,587		11,229		8,405		5,403		2,783,303		193,607		2,382,687		6,655,478
Accumulated depreciation	(181,091)		(18,132)		(106,335)		(113,407)		(20,790)		(22,454)		(9,185)		(18,229)		(4,701)		(6,502)		(4,345)		(5,021)		—		—		(1,769,589)		(2,279,781)

Net book amount as of December 31, 2017	Ps.	325,644	Ps.	305,278	Ps.	25,168	Ps.	79,401	Ps.	9,323	Ps.	22,295	Ps.	6,254	Ps.	2,271	Ps.	886	Ps.	4,727	Ps.	4,060	Ps.	382	Ps.	2,783,303	Ps.	193,607	Ps.	613,098	Ps.	4,375,697

a) Depreciation expense for the years ended December 31, 2017, 2016 and 2015, was Ps.496,291, Ps.496,253 and Ps.425,439, respectively. Depreciation charges for the year are recognized as a component of operating expenses in the consolidated statements of operations.

b) In October 2005 and December 2006, the Company entered into purchase agreements with Airbus and International Aero Engines AG (“IAE”) for the purchase of aircraft and engines, respectively. Under such agreements and prior to the delivery of each aircraft and engine, the Company agreed to make pre-delivery payments, which were calculated based on the reference price of each aircraft and engine, and following a formula established for such purpose in the agreements.

In 2011, the Company amended the agreement with Airbus for the purchase of 44 A320 family aircraft to be delivered from 2015 to 2020. The new order includes 14 A320CEO and 30 A320NEO.

On August 16, 2013, the Company entered into certain agreements with IAE and United Technologies Corporation Pratt & Whitney Division (“P&W”), which included the purchase of the engines for 14 A320CEO and 30 A320NEO respectively, to be delivered between 2014 and 2020. This agreement also included the purchase of one spare engine for the A320CEO fleet (which was received during the fourth quarter of 2016) and six spare engines for the A320NEO fleet to be received from 2017 to 2020. In November 2015, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of sixteen aircrafts (10 A320NEO and 6 A321NEO). This agreement also includes the purchase of three spare engines, two of them for the A320NEO fleet, and one for the A321NEO fleet.

As part of the total support agreement with P&W, the Company received credit notes in December 2017 of Ps.58,530 (US$3.06 million), which are being amortized on a straight line basis, prospectively during the term of the agreement. As of December 31, 2017, the Company amortized a corresponding benefit from these credit notes of Ps.1,219, which is recognized as an offset to maintenance expenses in the consolidated statements of operations.

In December 2017, the Company amended the agreement with Airbus to reschedule the delivery of 29 aircrafts between 2018 and 2021.

Additionally, during December 2017, the Company amended the agreement with Airbus for the purchase of 80 aircraft to be delivered from 2022 to 2026. The new order includes 46 A320NEO and 34 A321NEO. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement.

During the years ended December 31, 2017 and 2016, the amounts paid for aircraft and spare engine pre-delivery payments were of Ps.1,707,805 (US$90.0 million), and Ps.1,345,081 (US$82.7 million), respectively.

The current purchase agreement with Airbus requires the Company to accept delivery of 109 Airbus A320 family aircraft during nine years (from January 2018 to November 2026). The agreement provides for the addition of 109 A320NEO to its fleet as follows: four in 2018, seven in 2019, 12 in 2020, six in 2021, 13 in 2022, eighteen in 2023, nine in 2024, fifteen in 2025 and twenty-five in 2026.

Commitments to acquisitions of property and equipment are disclosed in Note 23.

c) On August 27, 2012, the Company entered into a total support agreement with Lufthansa Technik AG (“LHT”) for a five year term. This agreement includes a total component support agreement (power-by-the hour) and guarantees the availability of aircraft components for the Company’s fleet when they are required. The cost of the total component support agreement is recognized as maintenance expenses in the consolidated statement of operations.

Additionally, the total support agreement included a sale and leaseback agreement of certain components. As part of the original total support agreement with LHT, the Company received credit notes of Ps.46,461 (US$3.5 million), which were amortized on a straight line basis, during the term of the agreement. As of December 31, 2017, 2016 and 2015, the Company amortized a corresponding benefit from these credit notes of Ps.6,580, Ps.9,292 and Ps.9,292, respectively, which is recognized as an offset to maintenance expenses in the consolidated statements of operations.

During December 2016, the Company entered into a new total support agreement with Lufthansa for 66 months, with an effective date on July 1, 2017. This agreement includes similar terms and conditions as the original agreement.

As part of the new agreement, the Company received credit notes of Ps.28,110 (US$1.5 million), which are being amortized on a straight line basis, prospectively during the term of the agreement. As of December 31, 2017, the Company amortized a corresponding benefit from these credit notes of Ps.1,961, which is recognized as an offset to maintenance expenses in the consolidated statements of operations.

d) On October 12, 2016 and December 12, 2016, the Company acquired two aircraft spare engines, which were accounted for at cost for a total amount of Ps.323,025. The assets contain two major components which are assumed to have different useful lives, the limited life parts (LLPs) have an estimated useful life of 12 years, and the rest of the aircraft engine has an estimated useful life of 25 years. The Company had identified the major components as separate parts at their respective cost. These major components of the spare engines are presented as part of the spare aircraft engines and depreciated over their useful life.